CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income	$ 238,985	$ 216,647	$ 181,652
Defined benefit pension plans:
Net actuarial loss	(43,730)	(54,026)	(15,524)
Amortization of prior service cost	878	966	1,015
Amortization of net actuarial loss	28,751	17,766	25,549
Prior service cost	0	(1,426)	0
Regulatory adjustment	5,650	28,077	(6,257)
Net defined benefit pension plans	(8,451)	(8,643)	4,783
Forward-starting interest rate swaps (“FSIRS”):
Amounts reclassified into net income	2,467	2,541	2,541
Net forward-starting interest rate swaps	2,467	2,541	2,541
Foreign currency translation adjustments	1,713	2,038	(3,010)
Total other comprehensive income (loss), net of tax	(4,271)	(4,064)	4,314
Comprehensive income	234,714	212,583	185,966
Comprehensive income (loss) attributable to noncontrolling interest	6,661	2,711	(625)
Comprehensive income attributable to Southwest Gas Holdings, Inc.	228,053	209,872	186,591
Southwest Gas Corporation
Net income	159,118	163,171	138,842
Defined benefit pension plans:
Net actuarial loss	(43,730)	(54,026)	(15,524)
Amortization of prior service cost	878	966	1,015
Amortization of net actuarial loss	28,751	17,766	25,549
Prior service cost	0	(1,426)	0
Regulatory adjustment	5,650	28,077	(6,257)
Net defined benefit pension plans	(8,451)	(8,643)	4,783
Forward-starting interest rate swaps (“FSIRS”):
Amounts reclassified into net income	2,467	2,541	2,541
Net forward-starting interest rate swaps	2,467	2,541	2,541
Total other comprehensive income (loss), net of tax	(5,984)	(6,102)	7,324
Comprehensive income	$ 153,134	$ 157,069	$ 146,166